Statements of Shareholders' Equity - USD ($)	Total	Initial Public Offering	Preferred Shares	Preferred Shares Initial Public Offering	Additional Paid-In Capital	Additional Paid-In Capital Initial Public Offering	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Initial Public Offering	Class A ordinary shares	Class A ordinary shares Initial Public Offering	Class F ordinary shares	Class F ordinary shares Initial Public Offering
Balance at Feb. 13, 2017	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Balance, Shares at Feb. 13, 2017			0						0		0
Sale of stock	25,000	$ 450,000,000	$ 0	$ 0	23,850	$ 449,995,500	0	$ 0	$ 0	$ 4,500	$ 1,150	$ 0
Sale of stock , Shares			0	0					0	45,000,000	11,500,000	0
Sale of 7,333,333 Private Placement Warrants to Sponsor on June 30, 2017 at $1.50 per Private Placement Warrant	11,000,000		$ 0		11,000,000		0		$ 0		$ 0
Underwriters discounts	(9,000,000)		0		(9,000,000)		0		0		0
Deferred offering costs charged to additional paid-in capital	(1,299,223)		0		(1,299,223)		0		0		0
Deferred underwriting compensation	(15,750,000)		0		(15,750,000)		0		0		0
Class F ordinary shares forfeited by Sponsor on August 14, 2017	0		$ 0		25		0		$ 0		$ (25)
Class F ordinary shares forfeited by Sponsor on August 14, 2017, Shares			0						0		(250,000)
Change in shares subject to possible redemption	(429,599,400)		$ 0		(429,595,104)		0		$ (4,296)		$ 0
Changes in shares subject to possible redemption, Shares			0						(42,959,940)		0
Net income (loss) attributable to ordinary shares	(376,372)		$ 0		0		(376,372)		$ 0		$ 0
Balance at Dec. 31, 2017	5,000,005		$ 0		5,375,048		(376,372)		$ 204		$ 1,125
Balance, Shares at Dec. 31, 2017			0						2,040,060		11,250,000
Change in shares subject to possible redemption	(2,761,360)		$ 0		(2,761,332)		0		$ (28)		$ 0
Changes in shares subject to possible redemption, Shares			0						(276,136)		0
Net income (loss) attributable to ordinary shares	2,761,356		$ 0		0		2,761,356		$ 0		$ 0
Balance at Jun. 30, 2018	5,000,001		$ 0		2,613,716		2,384,984		$ 176		$ 1,125
Balance, Shares at Jun. 30, 2018			0						1,763,924		11,250,000
Balance at Dec. 31, 2017	5,000,005		$ 0		5,375,048		(376,372)		$ 204		$ 1,125
Balance, Shares at Dec. 31, 2017			0						2,040,060		11,250,000
Sale of stock , Shares		45,000,000								45,000,000
Change in shares subject to possible redemption	(6,865,500)		$ 0		(6,865,431)		0		$ (69)		$ 0
Changes in shares subject to possible redemption, Shares									(686,550)
Redeemable equity adjustment	0		0		1,490,383		(1,490,383)		$ 0		0
Net income (loss) attributable to ordinary shares	6,865,501		0		0		6,865,501		0		0
Balance at Dec. 31, 2018	5,000,006		$ 0		0		4,998,746		$ 135		$ 1,125
Balance, Shares at Dec. 31, 2018			0						1,353,510		11,250,000
Sale of stock , Shares		45,000,000								45,000,000
Change in shares subject to possible redemption	(529,710)		$ 0		(529,705)		0		$ (5)		$ 0
Changes in shares subject to possible redemption, Shares			0						(52,971)		0
Redeemable equity adjustment	0		$ 0		529,705		(529,705)		$ 0		$ 0
Net income (loss) attributable to ordinary shares	529,713		0		0		529,713		0		0
Balance at Jun. 30, 2019	$ 5,000,009		$ 0		$ 0		$ 4,998,754		$ 130		$ 1,125
Balance, Shares at Jun. 30, 2019			0						1,300,539		11,250,000